MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues by Geographic Area
Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2012	2011	2010

Israel	$5,329	$7,009	$9,187
Asia	4,594	3,110	3,920
North America	2,370	1,876	3,532
Latin America	8,943	7,289	10,678
Europe	315	121	206

Total	$21,551	$19,405	$27,523

Schedule of Revenues by Major Customers
Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2012	2011	2010
	%

Customer A	5	13	17
Customer B	11	17	10
Customer C	9	8	36
Customer D	32	23	3
Customer E	11	3	7

Schedule of Long-Lived Assets by Geographic Area
d.	Long-lived assets by geographic areas:
	December 31,
	2012	2011

Israel	$3,262	$3,277
China	649	742

	$3,911	$4,019